Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities
Schedule of Accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	2023	2022
Accrued interest	8,312	8,267
Accrued dry-docking expenses	3,276	2,332
Accrued expenses	8,870	10,763
Total	$20,458	$21,362